UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2007

1.813054.102

CAI-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 61.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Diversified Media - 0.2%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30	$ 32,090	$ 19,976
Technology - 0.0%
ON Semiconductor Corp. 0% 4/15/24	840	869
TOTAL CONVERTIBLE BONDS		20,845
Nonconvertible Bonds - 61.4%
Aerospace - 0.3%
Alion Science & Technology Corp. 10.25% 2/1/15 (e)	3,790	3,828
Hexcel Corp. 6.75% 2/1/15	10,710	10,389
Orbimage Holdings, Inc. 14.8669% 7/1/12 (f)	8,010	8,891
		23,108
Air Transportation - 1.0%
AMR Corp. 10.2% 3/15/20	2,750	2,750
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	69,605	42,111
8.3% 12/15/29 (c)	11,230	6,850
10% 8/15/08 (c)	3,245	1,947
Northwest Airlines Corp. 10% 2/1/09 (c)	16,160	15,190
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)	5,910	5,467
8.875% 6/1/06 (c)	5,900	5,443
Northwest Airlines, Inc. pass thru trust certificates 7.248% 7/2/14	793	777
		80,535
Automotive - 5.2%
Affinia Group, Inc. 9% 11/30/14	21,285	21,125
Delco Remy International, Inc.:
9.375% 4/15/12	2,475	891
11% 5/1/09	2,990	1,196
Ford Motor Credit Co.:
6.625% 6/16/08	31,495	31,478
9.875% 8/10/11	32,570	34,872
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	40,581
6.875% 9/15/11	21,825	22,098
6.875% 8/28/12	26,735	27,171
8% 11/1/31	119,950	134,031
General Motors Corp. 8.375% 7/15/33	65,595	61,249
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	$ 8,401	$ 8,989
11% 2/15/13	6,786	7,422
Visteon Corp. 7% 3/10/14	24,960	21,965
		413,068
Broadcasting - 0.6%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	15,770	16,775
10.375% 9/1/14 (e)	27,135	30,595
		47,370
Cable TV - 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	6,150
Charter Communications Holdings I LLC:
11.75% 5/15/14	6,755	6,417
12.125% 1/15/15	5,000	4,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	14,788	15,232
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	15,790	16,422
CSC Holdings, Inc.:
7.25% 4/15/12 (e)(f)	20,160	20,110
7.625% 4/1/11	6,460	6,638
7.625% 7/15/18	79,638	80,434
7.875% 12/15/07	1,000	1,014
7.875% 2/15/18	40,365	41,374
EchoStar Communications Corp.:
6.375% 10/1/11	15,465	15,349
6.625% 10/1/14	34,270	33,585
7% 10/1/13	16,420	16,420
7.125% 2/1/16	20,950	21,002
iesy Repository GmbH 10.375% 2/15/15 (e)	11,490	11,433
NTL Cable PLC:
8.75% 4/15/14	24,485	25,526
9.125% 8/15/16	13,745	14,570
Telenet Group Holding NV 0% 6/15/14 (d)(e)	36,895	33,851
Videotron Ltee 6.875% 1/15/14	3,630	3,612
		373,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - 1.0%
Blount, Inc. 8.875% 8/1/12	$ 6,070	$ 6,222
Chart Industries, Inc. 9.125% 10/15/15 (e)	4,970	5,268
Invensys PLC 9.875% 3/15/11 (e)	246	264
Polypore, Inc. 0% 10/1/12 (d)	10,595	9,112
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (e)	3,800	3,838
9.5% 8/1/14 (e)	18,130	18,765
11.75% 8/1/16 (e)	16,760	17,808
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,760
Vitro SAB de CV:
8.625% 2/1/12 (e)	4,980	5,017
9.125% 2/1/17 (e)	10,510	10,589
		80,643
Chemicals - 2.0%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	29,962
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)	6,685	5,816
Series B, 0% 10/1/14 (d)	39,745	34,578
Huntsman LLC 11.625% 10/15/10	2,465	2,730
Lyondell Chemical Co. 11.125% 7/15/12	6,125	6,584
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (e)	19,900	20,298
10.125% 12/1/14 (e)	19,900	20,497
11.5% 12/1/16 (e)	26,760	27,362
Phibro Animal Health Corp. 10% 8/1/13 (e)	11,980	12,489
		160,316
Consumer Products - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	708
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,790
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,182
NPI Merger Corp.:
9.4% 10/15/13 (e)(f)	3,080	3,180
10.75% 4/15/14 (e)	3,540	3,872
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)	15,460	12,986
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,450
		29,168
Containers - 1.0%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,836
BWAY Corp. 10% 10/15/10	9,210	9,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Constar International, Inc. 11% 12/1/12	$ 22,730	$ 21,650
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,299
7.5% 12/15/96	17,610	14,264
8% 4/15/23	6,295	6,153
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,167
7.75% 5/15/11	3,150	3,276
8.25% 5/15/13	10,790	11,303
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	4,620	5,140
		80,759
Diversified Financial Services - 0.4%
ACE Cash Express, Inc. 10.25% 10/1/14 (e)	6,080	6,156
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,569
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,127
Residential Capital Corp. 6.875% 6/30/15	17,905	18,368
		32,220
Diversified Media - 1.2%
Affinion Group, Inc. 11.5% 10/15/15	12,915	13,884
CanWest Media, Inc. 8% 9/15/12	4,040	4,212
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,466
8.25% 2/1/30	27,130	26,813
8.5% 7/15/29	25,045	25,357
		93,732
Electric Utilities - 1.1%
AES Gener SA 7.5% 3/25/14	14,980	15,879
Aquila, Inc. 14.875% 7/1/12	7,225	9,537
Chivor SA E.S.P. 9.75% 12/30/14 (e)	11,230	12,634
Edison Mission Energy:
7.5% 6/15/13	16,330	17,004
7.75% 6/15/16	16,330	17,249
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,698
Tenaska Alabama Partners LP 7% 6/30/21 (e)	5,363	5,317
Utilicorp United, Inc. 9.95% 2/1/11 (f)	175	193
		85,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - 5.9%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17 (e)	$ 5,660	$ 5,660
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,876
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	5,064
Berry Petroleum Co. 8.25% 11/1/16	13,210	13,012
Chaparral Energy, Inc.:
8.5% 12/1/15	10,400	10,270
8.875% 2/1/17 (e)	9,600	9,552
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	37,178
6.875% 11/15/20	12,985	12,466
7.5% 9/15/13	2,000	2,055
7.625% 7/15/13	19,570	20,328
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	23,125
Complete Production Services, Inc. 8% 12/15/16 (e)	21,190	21,561
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,609
Energy Partners Ltd. 8.75% 8/1/10	14,470	14,723
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	5,332
6.4% 7/15/06 (c)	3,270	1,161
6.625% 11/15/05 (c)	13,290	4,718
6.725% 11/17/08 (c)(f)	4,095	1,454
6.75% 8/1/09 (c)	3,320	1,179
6.875% 10/15/07 (c)	8,050	2,858
6.95% 7/15/28 (c)	7,270	2,581
7.125% 5/15/07 (c)	1,390	493
7.375% 5/15/19 (c)	8,400	2,982
7.875% 6/15/03 (c)	1,390	493
9.125% 4/1/03 (c)	285	101
9.875% 6/5/03 (c)	1,268	450
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,461
Hanover Compressor Co. 7.5% 4/15/13	2,300	2,294
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,255
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	1,979
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,536
Ocean Rig Norway AS 8.375% 7/1/13 (e)	4,730	5,049
Petrohawk Energy Corp. 9.125% 7/15/13	26,090	27,003
Pogo Producing Co.:
6.875% 10/1/17	18,560	17,493
7.875% 5/1/13	11,500	11,673
Range Resources Corp. 7.375% 7/15/13	5,530	5,641
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Southern Natural Gas Co.:
7.35% 2/15/31	$ 35,553	$ 38,353
8% 3/1/32	20,945	24,087
8.875% 3/15/10	4,000	4,180
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,930
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	5,140	5,153
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,290
7.5% 4/1/17	6,635	7,199
7.625% 4/1/37	7,450	8,251
8.375% 6/15/32	6,100	7,244
Venoco, Inc. 8.75% 12/15/11	6,840	6,772
Williams Companies, Inc.:
7.5% 1/15/31	4,605	4,812
7.625% 7/15/19	15,015	16,010
7.75% 6/15/31	2,220	2,331
7.875% 9/1/21	14,010	15,096
8.75% 3/15/32	10,760	12,159
		472,532
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	12,125
Environmental - 0.4%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	11,379
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	400
7.4% 9/15/35	17,991	16,822
		28,601
Food and Drug Retail - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,900	5,268
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,956
Michael Foods, Inc. 8% 11/15/13	2,690	2,744
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,790
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Swift & Co.:
10.125% 10/1/09	$ 3,950	$ 4,029
12.5% 1/1/10	6,005	6,290
		20,809
Gaming - 1.4%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,538
MGM Mirage, Inc.:
6% 10/1/09	5,030	5,011
6.625% 7/15/15	40,650	39,176
6.75% 9/1/12	6,315	6,236
6.75% 4/1/13	9,700	9,482
6.875% 4/1/16	9,700	9,348
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,772
Scientific Games Corp. 6.25% 12/15/12	3,050	2,989
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	4,965	3,699
9% 1/15/12	2,645	2,738
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	3,716	3,939
		108,928
Healthcare - 3.0%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,150
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,696
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	13,832
CRC Health Group, Inc. 10.75% 2/1/16	7,690	8,401
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,248
HCA, Inc.:
9.125% 11/15/14 (e)	19,480	20,673
9.25% 11/15/16 (e)	19,870	21,162
9.625% 11/15/16 pay-in-kind (e)	49,665	53,204
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,001
Rural/Metro Corp. 9.875% 3/15/15	6,115	6,482
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,568
Skilled Healthcare Group, Inc. 11% 1/15/14 (e)	10,210	11,333
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,000
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,710
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,860	32,577
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VWR International, Inc.:
6.875% 4/15/12	$ 620	$ 615
8% 4/15/14	1,740	1,779
		236,431
Homebuilding/Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	12,087
8.125% 6/1/12	12,730	13,032
BF Saul REIT 7.5% 3/1/14	12,505	12,552
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,210
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,733
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	13,075	12,291
7.75% 5/15/13	5,625	5,597
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,412
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	29,430	29,610
		102,524
Hotels - 0.2%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,421
8% 11/15/13	8,460	8,629
		15,050
Leisure - 1.0%
Six Flags, Inc.:
9.625% 6/1/14	5,035	4,783
9.75% 4/15/13	33,785	32,518
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	19,749	17,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,674
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,337
		76,987
Metals/Mining - 2.2%
Aleris International, Inc.:
9% 12/15/14 (e)	12,670	13,113
10% 12/15/16 (e)	12,780	13,259
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,250
Compass Minerals International, Inc. 0% 12/15/12 (d)	18,715	18,481
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Drummond Co., Inc. 7.375% 2/15/16 (e)	$ 11,870	$ 11,395
FMG Finance Property Ltd.:
10% 9/1/13 (e)	9,760	10,211
10.625% 9/1/16 (e)	9,760	10,687
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,387
10.125% 2/1/10	2,155	2,263
Massey Energy Co. 6.875% 12/15/13	18,850	17,389
Peabody Energy Corp.:
7.375% 11/1/16	26,690	27,958
7.875% 11/1/26	26,690	27,958
		174,351
Paper - 0.1%
Glatfelter 7.125% 5/1/16	2,400	2,424
NewPage Corp. 11.6213% 5/1/12 (f)	8,670	9,450
		11,874
Publishing/Printing - 0.2%
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	5,937
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,391
		16,328
Railroad - 0.7%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (e)	7,670	7,660
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,789
9.5% 10/1/08	5,910	6,176
TFM SA de CV:
9.375% 5/1/12	16,130	17,219
12.5% 6/15/12	13,955	15,106
		53,950
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	14,495	14,857
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	12,193
		27,050
Services - 3.3%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	11,198
Ashtead Holdings PLC 8.625% 8/1/15 (e)	5,440	5,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
FTI Consulting, Inc.:
7.625% 6/15/13	$ 3,280	$ 3,362
7.75% 10/1/16 (e)	5,990	6,185
Hertz Corp. 8.875% 1/1/14	15,720	16,742
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	32,267
7.75% 1/15/15	25,205	25,457
8.625% 4/1/13	2,225	2,287
8.75% 7/15/18	16,300	17,237
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	28,735	28,951
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,078
MediMedia USA, Inc. 11.375% 11/15/14 (e)	3,780	3,960
NCO Group, Inc. 11.875% 11/15/14 (e)	13,230	13,693
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	16,440	18,166
Penhall International Corp. 12% 8/1/14 (e)	6,510	7,096
West Corp.:
9.5% 10/15/14 (e)	26,430	26,826
11% 10/15/16 (e)	26,430	27,421
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	12,886
		262,483
Shipping - 1.5%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,597
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	6,703	6,234
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (e)	20,280	20,660
OMI Corp. 7.625% 12/1/13	8,125	8,247
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,424
Ship Finance International Ltd. 8.5% 12/15/13	30,655	30,808
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	8,379
US Shipping Partners LP 13% 8/15/14 (e)	13,660	14,480
		117,829
Specialty Retailing - 0.5%
Michaels Stores, Inc. 0% 11/1/16 (d)(e)	2,020	1,227
Sally Holdings LLC:
9.25% 11/15/14 (e)	6,580	6,745
10.5% 11/15/16 (e)	30,570	31,411
		39,383
Steels - 1.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	11,805	13,487
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 8,695	$ 9,260
Gerdau SA 8.875% (e)	11,345	12,054
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,338
Ispat Inland ULC 9.75% 4/1/14	5,094	5,654
RathGibson, Inc. 11.25% 2/15/14	11,220	11,921
		83,987
Super Retail - 0.9%
AutoNation, Inc.:
7% 4/15/14	6,070	6,100
7.36% 4/15/13 (f)	4,370	4,419
Michaels Stores, Inc.:
10% 11/1/14 (e)	22,440	23,843
11.375% 11/1/16 (e)	36,310	38,988
		73,350
Technology - 8.2%
Amkor Technology, Inc. 9.25% 6/1/16	36,010	35,785
Avago Technologies Finance Ltd.:
10.8694% 6/1/13 (e)(f)	18,810	19,656
11.875% 12/1/15 (e)	21,605	23,603
Celestica, Inc. 7.875% 7/1/11	15,065	14,688
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (e)	24,240	24,119
9.125% 12/15/14 pay-in-kind (e)	73,060	72,607
10.125% 12/15/16 (e)	73,340	72,973
Lucent Technologies, Inc.:
6.45% 3/15/29	65,300	59,423
6.5% 1/15/28	32,887	30,009
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (f)	3,295	2,817
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	8,690
Nortel Networks Corp.:
9.61% 7/15/11 (e)(f)	16,300	17,380
10.125% 7/15/13 (e)	16,190	17,688
10.75% 7/15/16 (e)	16,300	17,971
NXP BV:
7.875% 10/15/14 (e)	4,905	5,064
8.11% 10/15/13 (e)(f)	9,990	10,165
Open Solutions, Inc. 9.75% 2/1/15 (e)	4,070	4,162
Sanmina-SCI Corp. 8.125% 3/1/16	15,230	14,392
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 24,240	$ 25,573
9.9725% 8/15/13 (f)	12,970	13,521
10.25% 8/15/15	16,640	17,930
Viasystems, Inc. 10.5% 1/15/11	23,140	23,256
Xerox Capital Trust I 8% 2/1/27	30,530	31,141
Xerox Corp.:
6.4% 3/15/16	18,000	18,129
7.2% 4/1/16	4,950	5,148
7.625% 6/15/13	62,845	65,359
		651,249
Telecommunications - 9.3%
American Tower Corp. 7.125% 10/15/12	13,300	13,682
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	29,292
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,796
Citizens Communications Co.:
7.875% 1/15/27 (e)	16,920	17,089
9% 8/15/31	16,025	17,367
Digicel Ltd. 9.25% 9/1/12 (e)	8,355	8,898
Embarq Corp.:
7.082% 6/1/16	1,787	1,816
7.995% 6/1/36	70,953	73,744
Eschelon Operating Co. 8.375% 3/15/10	10,587	10,230
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	13,020	13,834
Intelsat Ltd.:
7.625% 4/15/12	5,755	5,546
9.25% 6/15/16 (e)	9,770	10,723
11.25% 6/15/16 (e)	37,305	42,201
Intelsat Subsidiary Holding Co. Ltd. 10.2519% 1/15/12 (f)	22,320	22,543
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	4,400	4,598
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	5,320	5,805
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
11.8% 3/15/11 (f)	$ 13,240	$ 14,034
12.25% 3/15/13	27,280	31,099
MetroPCS Wireless, Inc. 9.25% 11/1/14 (e)	26,140	27,186
Millicom International Cellular SA 10% 12/1/13	19,800	21,632
MobiFon Holdings BV 12.5% 7/31/10	23,305	25,344
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)	8,080	8,767
PanAmSat Corp.:
9% 8/15/14	11,870	12,938
9% 6/15/16 (e)	9,770	10,527
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	14,298
7.75% 2/15/31	4,620	4,591
Qwest Corp.:
7.5% 10/1/14	3,230	3,424
7.625% 6/15/15	6,359	6,836
7.875% 9/1/11	19,060	20,251
8.61% 6/15/13 (f)	33,180	36,040
8.875% 3/15/12	48,680	54,035
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,916
6.875% 7/15/28	8,125	7,516
U.S. West Communications:
6.875% 9/15/33	28,355	26,937
7.125% 11/15/43	1,355	1,308
7.2% 11/10/26	10,660	10,793
7.25% 9/15/25	8,865	9,042
7.25% 10/15/35	46,490	45,793
7.5% 6/15/23	14,935	15,122
8.875% 6/1/31	2,015	2,096
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	8,782
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	16,090	18,544
Windstream Corp. 8.625% 8/1/16	8,735	9,521
		737,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Levi Strauss & Co.:
8.875% 4/1/16	$ 19,380	$ 20,252
9.75% 1/15/15	18,140	19,682
		39,934
TOTAL NONCONVERTIBLE BONDS		4,868,928
TOTAL CORPORATE BONDS (Cost $4,641,216)		4,889,773
Common Stocks - 14.7%
	Shares
Air Transportation - 0.3%
UAL Corp. (a)	500,000	21,600
Automotive - 0.4%
Tenneco, Inc. (a)	1,294,500	30,097
Building Materials - 0.5%
General Cable Corp.	960,300	41,418
Jacuzzi Brands, Inc. (a)	177,900	2,211
		43,629
Cable TV - 3.0%
Cablevision Systems Corp. - NY Group Class A	2,375,000	71,939
Comcast Corp. Class A (a)	1,930,000	85,538
Discovery Holding Co. Class A (a)	125,000	2,071
Liberty Global, Inc.:
Class A (a)	62,500	1,879
Class C (a)	62,500	1,764
LodgeNet Entertainment Corp. (a)	735,000	19,985
NTL, Inc.	2,137,647	58,251
NTL, Inc. warrants 1/13/11 (a)	35,177	12
		241,439
Chemicals - 0.4%
Celanese Corp. Class A	1,145,700	30,075
Sterling Chemicals, Inc. (a)	897	8
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		30,083
Common Stocks - continued
	Shares	Value (000s)
Consumer Services - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(g)	535,456	$ 2,176
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	23,092
Trivest 1992 Special Fund Ltd. (a)(g)	11,400,000	57
		23,149
Diversified Financial Services - 0.2%
KKR Private Equity Investors, LP Restricted Depositary Units (e)	582,900	13,698
Diversified Media - 1.3%
Liberty Media Holding Corp.:
- Capital Series A (a)	172,500	17,647
- Interactive Series A (a)	862,500	21,019
News Corp. Class A	1,752,200	40,739
Rogers Communications, Inc. Class B (non-vtg.)	730,000	22,584
		101,989
Electric Utilities - 0.7%
Mirant Corp. (a)	840,000	28,711
NRG Energy, Inc.	500,000	29,965
		58,676
Energy - 3.1%
Apache Corp.	340,000	24,810
Chesapeake Energy Corp.	700,000	20,727
Dynegy, Inc. Class A (a)	4,000,000	28,200
Encore Acquisition Co. (a)	525,000	13,624
Forest Oil Corp. (a)	669,996	21,386
Hornbeck Offshore Services, Inc. (a)	950,070	26,146
Valero Energy Corp.	675,000	36,639
Williams Companies, Inc.	2,850,000	76,922
		248,454
Food/Beverage/Tobacco - 0.3%
Centerplate, Inc. unit	1,033,875	20,264
Healthcare - 0.7%
DaVita, Inc. (a)	220,800	12,056
Emergency Medical Services Corp. Class A (a)	685,600	17,826
UnitedHealth Group, Inc.	500,000	26,130
		56,012
Leisure - 0.3%
Vail Resorts, Inc. (a)	600,000	27,750
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - 0.6%
Alpha Natural Resources, Inc. (a)	950,000	$ 12,806
Haynes International, Inc. (a)	147,429	7,629
Intermet Corp. (a)(g)	521,664	944
Peabody Energy Corp.	700,000	28,581
		49,960
Publishing/Printing - 0.3%
R.H. Donnelley Corp.	350,000	23,303
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	221
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	28,461
Shipping - 0.7%
Laidlaw International, Inc.	500,000	14,855
OMI Corp.	795,000	17,538
Overseas Shipholding Group, Inc.	350,000	21,746
Ship Finance International Ltd. (NY Shares)	140,100	3,325
		57,464
Technology - 1.0%
Alliant Techsystems, Inc. (a)	475,000	38,475
AMIS Holdings, Inc. (a)	1,353,244	13,993
Benchmark Electronics, Inc. (a)	579,000	13,114
Seagate Technology	550,000	14,900
		80,482
Telecommunications - 0.1%
American Tower Corp. Class A (a)	15,912	634
Embarq Corp.	80,278	4,456
Level 3 Communications, Inc. (a)	18,708	116
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	46
Series B, warrants 1/16/10 (a)	52,628	20
Series C, warrants 1/16/10 (a)	52,628	10
		5,282
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	659,302	4,806
TOTAL COMMON STOCKS (Cost $991,671)		1,168,995
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	$ 1,109
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (g)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,959
Nonconvertible Preferred Stocks - 0.5%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,800
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	245
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (a)	24,178	27,563
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,608
TOTAL PREFERRED STOCKS (Cost $44,912)		46,567
Floating Rate Loans - 12.6%
	Principal Amount (000s)
Aerospace - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.57% 9/29/13 (f)	$ 690	696
Tranche 2LN, term loan 11.07% 3/28/14 (f)	250	256
		952
Air Transportation - 0.4%
Delta Air Lines, Inc.:
Tranche B, term loan 10.1181% 3/16/08 (f)	1,040	1,054
Tranche C, term loan 12.8681% 3/16/08 (f)	16,735	17,195
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (f)	14,026	14,113
Tranche DD, term loan 11% 2/1/12 (f)	2,004	2,016
		34,378
Automotive - 2.6%
AM General LLC:
LOC 8.195% 9/30/12 (f)	567	571
term loan B 8.394% 9/30/13 (f)	17,013	17,141
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Dana Corp. term loan 7.82% 4/13/08 (f)	$ 11,190	$ 11,204
Delphi Corp. term loan 8.125% 12/31/07 (f)	10,280	10,331
Ford Motor Co. term loan 8.36% 12/15/13 (f)	114,220	115,791
General Motors Corp. term loan 7.745% 11/29/13 (f)	4,390	4,450
Lear Corp. term loan 7.8656% 4/25/12 (f)	10,877	10,986
Navistar International Corp.:
term loan 8.61% 1/19/12 (f)	10,802	10,978
7.1663% 1/19/12 (f)	3,928	3,992
The Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (f)	9,180	9,283
Tranche 3, term loan 8.89% 3/1/11 (f)	14,515	14,733
		209,460
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B, term loan 7.985% 4/28/13 (f)	27,608	27,850
CSC Holdings, Inc. Tranche B, term loan 7.1135% 3/29/13 (f)	27,641	27,624
Hilton Head Communications LP Tranche B, term loan 9.5% 3/31/08 (f)	6,000	5,820
Olympus Cable Holdings LLC Tranche B, term loan 10.25% 9/30/10 (f)	1,450	1,407
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (f)	4,813	4,837
Tranche K2, term loan 7.37% 12/31/13 (f)	4,813	4,837
		72,375
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (f)	320	322
Mueller Group, Inc. term loan 7.3629% 10/3/12 (f)	588	591
Walter Industries, Inc. term loan 7.1065% 10/3/12 (f)	402	402
		1,315
Chemicals - 0.4%
Lyondell Chemical Co. term loan 7.1213% 8/16/13 (f)	21,466	21,627
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (f)	4,710	4,734
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (f)	860	865
		27,226
Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 11.65% 3/1/12 (f)	19,690	19,838
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.3%
Newkirk Master LP Tranche B, term loan 7.076% 8/11/08 (f)	$ 526	$ 526
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (f)	15,609	15,668
Tranche C, term loan 7.0712% 4/18/12 (f)	9,048	9,082
		25,276
Electric Utilities - 0.4%
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/20/13 (f)	997	1,000
Tranche 1LN, revolver loan 7.6156% 12/20/13 (f)	279	280
Tranche 2LN, term loan 9.6% 6/20/14 (f)	940	966
Tranche B 1LN, term loan 7.6% 12/20/13 (f)	4,504	4,521
NRG Energy, Inc.:
Credit-Linked Deposit 7.3638% 2/1/13 (f)	9,623	9,707
term loan 7.3638% 2/1/13 (f)	11,868	11,972
		28,446
Energy - 0.9%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (f)	2,432	2,448
Tranche D, term loan 8.36% 12/28/13 (f)	12,568	12,646
Compagnie Generale de Geophysique SA term loan 7.32% 1/12/14 (f)	2,950	2,972
Helix Energy Solutions Group, Inc. term loan 7.3339% 7/1/13 (f)	6,039	6,062
Sandridge Energy, Inc. term loan 10.19% 11/21/07 (f)	24,500	24,684
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (f)	2,252	2,269
term loan:
7.6% 10/31/07 (f)	6,885	6,885
7.6129% 10/31/12 (f)	9,266	9,335
		67,301
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.6138% 4/8/12 (f)	9,717	9,741
Environmental - 0.1%
Allied Waste Industries, Inc.:
term loan 7.1609% 1/15/12 (f)	7,610	7,648
Tranche A, Credit-Linked Deposit 7.0719% 1/15/12 (f)	3,375	3,392
		11,040
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (f)	$ 4,992	$ 5,029
Healthcare - 1.1%
DaVita, Inc. Tranche B, term loan 7.4045% 10/5/12 (f)	20,877	21,034
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (f)	66,340	66,755
		87,789
Homebuilding/Real Estate - 0.2%
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (f)	14,633	14,779
Metals/Mining - 0.2%
Aleris International, Inc. term loan 7.75% 12/19/13 (f)	12,840	12,968
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.3546% 12/23/12 (f)	51,044	51,363
Services - 0.2%
Aramark Corp.:
term loan 7.47% 1/26/14 (f)	10,509	10,628
7.445% 1/26/14 (f)	741	749
		11,377
Shipping - 0.0%
Laidlaw International, Inc. Class B, term loan 7.11% 7/31/13 (f)	2,933	2,955
Specialty Retailing - 0.0%
Sally Holdings LLC Tranche B, term loan 7.87% 11/10/13 (f)	3,372	3,384
Super Retail - 0.6%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (f)	16,389	16,553
Neiman Marcus Group, Inc. term loan 7.6024% 4/6/13 (f)	9,047	9,092
Toys 'R' US, Inc. term loan 8.3256% 12/9/08 (f)	25,110	25,361
		51,006
Technology - 1.5%
Advanced Micro Devices, Inc. term loan 7.62% 12/31/13 (f)	19,308	19,477
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3597% 3/20/13 (f)	15,771	15,889
Freescale Semiconductor, Inc. term loan 7.3694% 12/1/13 (f)	23,210	23,384
Open Solutions, Inc. term loan 7.485% 1/23/14 (f)	1,100	1,107
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Riverdeep Interactive Learning USA, Inc. term loan:
8.0956% 12/20/13 (f)	$ 2,790	$ 2,821
11.0656% 12/21/07 (f)	6,960	6,960
Sanmina-SCI Corp. term loan 7.875% 1/31/08 (f)	2,850	2,859
SunGard Data Systems, Inc. Tranche B, term loan 7.8753% 2/10/13 (f)	49,314	49,746
		122,243
Telecommunications - 1.2%
Intelsat Bermuda Ltd. term loan 7.86% 1/12/14 (f)	8,710	8,764
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (f)	2,706	2,733
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (f)	6,524	6,564
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	19,000	19,428
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (f)	15,465	15,910
Tranche 2, term loan 11.62% 3/21/15 (f)	12,400	12,927
Tranche B, term loan 8.1684% 9/21/13 (f)	6,200	6,270
Tranche C, term loan 8.6684% 9/21/14 (f)	6,200	6,270
Windstream Corp. Class B, term loan 7.11% 7/17/13 (f)	19,570	19,717
		98,583
Textiles & Apparel - 0.4%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (f)	7,050	7,253
term loan B1 7.607% 9/5/13 (f)	21,124	21,375
		28,628
TOTAL FLOATING RATE LOANS (Cost $986,478)		997,452
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 5.35% (b) (Cost $766,770)	766,769,782	766,770
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,659)	$ 6,660	$ 6,659
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $7,437,706)		7,876,216
NET OTHER ASSETS - 0.7%		54,709
NET ASSETS - 100%		$ 7,930,925
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,255,478,000 or 15.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,833,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$6,659,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 1,310
Barclays Capital, Inc.	2,377
Deutsche Bank Securities, Inc.	2,972
$ 6,659
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25,333
Fidelity Securities Lending Cash Central Fund	53
Total	$ 25,386
Income Tax Information

At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,430,622,000. Net unrealized appreciation aggregated $445,594,000, of which $550,282,000 related to appreciated investment securities and $104,688,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007